Quarterly Report
December 31, 2022
MFS®  Pennsylvania
Municipal Bond Fund
MPA-Q3

Portfolio of Investments
12/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.4%
Airport Revenue – 1.8%
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$215,000	$223,152
Philadelphia, PA, Airport Refunding Rev., 5%, 7/01/2029	1,590,000	1,706,428
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	750,000	778,702
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	55,000	54,654
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	65,000	65,708
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	45,000	45,368
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	80,000	80,000
		$2,954,012
General Obligations - General Purpose – 8.8%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$350,000	$310,557
Bucks County, PA, Northampton Township, General Obligation, 4%, 5/15/2043	1,000,000	977,687
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	220,000	224,230
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	70,000	72,439
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040 (w)	600,000	627,923
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	20,403	18,910
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	78,634	42,506
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	33,950	33,950
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	68,052	68,565
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	67,435	68,707
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	66,341	67,881
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	245,437	253,774
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	61,103	52,980
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	116,918	98,397
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	47,139	38,563
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	64,091	50,183
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	234,653	175,916
Lackawanna County, PA, General Obligations, “A”, BAM, 4%, 3/15/2031	1,205,000	1,245,774
Lackawanna County, PA, General Obligations, “A”, BAM, 4%, 3/15/2034	955,000	986,337
Lackawanna County, PA, General Obligations, “A”, BAM, 4%, 3/15/2035	500,000	514,513
Lancaster, PA, General Obligation, BAM, 5%, 11/01/2034	1,890,000	2,135,922
Lower Paxton Township, PA, General Obligation, 4%, 4/01/2028	215,000	227,268
Lower Paxton Township, PA, General Obligation, 4%, 4/01/2029	200,000	212,769
Lower Paxton Township, PA, General Obligation, 4%, 4/01/2031	150,000	159,173
Penn Hills, PA, Capital Appreciation, “D”, 0%, 12/01/2032	595,000	410,401
Pennsylvania General Obligation, AGM, 5%, 9/15/2026	425,000	461,746
Philadelphia, PA, “B”, 5%, 2/01/2035	1,000,000	1,080,257
Philadelphia, PA, General Obligation, “A”, 5%, 5/01/2034	1,000,000	1,109,777
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2030	1,000,000	1,104,866
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2031	1,000,000	1,103,254
State of Illinois, General Obligation, 5.5%, 5/01/2039	125,000	129,010
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	119,441
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	220,000	227,063
		$14,410,739
General Obligations - Schools – 9.8%
Allegheny County, PA, Pine-Richland School District, General Obligation, “B”, 4%, 3/01/2036	$400,000	$403,265
Allegheny County, PA, Pine-Richland School District, General Obligation, “B”, 4%, 3/01/2037	600,000	594,408
Beaver County, PA, Aliquippa School District, General Obligation, BAM, 4%, 12/01/2041	1,000,000	990,489
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	1,000,000	1,041,836
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2031	1,150,000	838,474
Erie, PA, City School District General Obligation, “A”, AGM, 4%, 4/01/2033	1,150,000	1,182,986
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 4%, 4/15/2054	765,000	685,072
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	1,500,000	1,537,711
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	545,000	516,318
Montgomery County, PA, Springfield Township School District, General Obligation, 4%, 11/15/2037	1,500,000	1,498,046

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Pequea Valley, PA, School District Lancaster Country General Obligation, 4%, 5/15/2027	$125,000	$130,901
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038 (Prerefunded 9/01/2026)	5,000	5,408
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	1,495,000	1,542,040
Philadelphia, PA, School District, “A”, 5%, 9/01/2044	1,500,000	1,585,285
Scranton, PA, School District General Obligation, 4%, 12/01/2040	1,500,000	1,471,431
Scranton, PA, School District, “E”, BAM, 5%, 12/01/2034	1,000,000	1,081,696
Upper St. Clair Township, PA, School District General Obligation, “B”, 3.625%, 10/01/2039	1,000,000	928,388
		$16,033,754
Healthcare Revenue - Hospitals – 16.4%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “B”, 5%, 10/15/2029	$1,000,000	$1,117,794
Allegheny County, PA, Mt. Lebanon Hospital Authority Rev. (St. Clair Memorial Hospital), 5%, 7/01/2038	1,000,000	1,050,925
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 4%, 11/01/2038	500,000	315,819
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2040	1,600,000	1,126,188
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	1,000,000	913,900
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048 (Prerefunded 12/01/2028)	665,000	751,268
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048	335,000	338,701
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 5%, 11/15/2041 (Prerefunded 11/15/2025)	850,000	903,452
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Main Line Health System), “A”, 5%, 10/01/2052	1,750,000	1,801,607
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	1,000,000	824,069
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2039	500,000	510,246
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2040	1,000,000	1,019,536
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2043	1,000,000	1,019,206
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	500,000	500,701
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	900,000	847,391
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	735,000	772,399
Lancaster County, PA, Hospital Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 8/15/2036	1,000,000	1,054,477
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2039	1,000,000	944,601
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, 4%, 5/01/2042	2,000,000	1,846,751
Montour County, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2039	1,000,000	967,860
Montour County, PA, Geisinger Authority Health System Rev., “A-1”, 5%, 2/15/2045	1,000,000	1,018,941
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke's Hospital), “A”, 5%, 8/15/2048	500,000	509,715
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2036	1,000,000	1,044,614
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	1,000,000	1,018,298
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), “A”, 5%, 7/01/2034	500,000	513,966
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039 (Prerefunded 3/01/2024)	810,000	829,662
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 4%, 6/01/2044	1,000,000	959,971
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044 (Prerefunded 6/01/2024)	1,000,000	1,030,712
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 4%, 7/01/2037	1,400,000	1,274,050
		$26,826,820
Healthcare Revenue - Long Term Care – 3.6%
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	$500,000	$444,507
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	140,000	140,502
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, ETM, 5%, 1/01/2039 (Prerefunded 1/01/2029)	95,000	106,366
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, ETM, 5%, 1/01/2039 (Prerefunded 1/01/2029)	765,000	856,530
East Hempfield Township, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2039	750,000	770,039
Lancaster County, PA, Hospital Authority Health Center Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	500,000	461,894
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2035	500,000	507,969
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2036	260,000	267,151
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2037	250,000	256,099
Lancaster County, PA, Hospital Authority Rev. (Brethren Village Project), 5.125%, 7/01/2037	500,000	465,825

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2040	$500,000	$439,050
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2045	500,000	422,358
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	400,000	364,795
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	500,000	406,592
		$5,909,677
Industrial Revenue - Environmental Services – 0.2%
Blythe, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	$225,000	$262,992
Industrial Revenue - Other – 1.3%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/2031	$1,000,000	$1,140,706
Virginia Small Business Financing Authority, Environmental Facilities Rev. (Pure Salmon Virginia LLC Project), 3.5%, 11/01/2052 (Put Date 11/01/2023)	1,000,000	996,444
		$2,137,150
Miscellaneous Revenue - Other – 0.8%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	$145,000	$146,083
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	65,000	66,711
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	395,000	358,359
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	750,000	758,653
		$1,329,806
Multi-Family Housing Revenue – 1.6%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$466,306	$450,272
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Country Commons Apartments), FNMA, 3.6%, 8/01/2035	947,325	928,735
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	1,250,000	1,251,953
		$2,630,960
Port Revenue – 0.1%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$300,000	$214,145
Sales & Excise Tax Revenue – 1.7%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$10,000	$10,563
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	10,000	10,634
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	10,000	10,693
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	120,000	104,581
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	125,000	134,155
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	55,000	53,019
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	35,000	33,679
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	35,000	32,110
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	124,000	109,609
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	188,000	170,691
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	243,000	218,904
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	116,000	104,497
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	852
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	69,000	59,864
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	5,000	4,664
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	55,000	44,496
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	9,000	6,559
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	524,000	341,345
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	509,000	296,087
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	2,990,000	736,711
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	195,000	160,598

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	$205,000	$172,257
		$2,816,568
Secondary Schools – 2.0%
Bucks County, PA, Industrial Development Authority Rev. (School Lane Charter School Project), “A”, 5.125%, 3/15/2046	$500,000	$506,648
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	500,000	496,171
Philadelphia, PA, Authority for Industrial Development Rev. (A String Theory Charter School Project), 5%, 6/15/2040 (n)	900,000	853,771
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	450,000	453,421
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	500,000	491,101
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	400,000	404,782
		$3,205,894
Single Family Housing - State – 3.4%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 3.65%, 10/01/2032	$1,000,000	$972,137
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135A”, 3%, 10/01/2051	1,885,000	1,841,166
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “A”, 4%, 4/01/2039	260,000	258,808
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 4/01/2025	500,000	515,411
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2025	300,000	311,506
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2026	1,545,000	1,625,281
		$5,524,309
State & Local Agencies – 3.9%
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	$1,000,000	$1,077,407
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 3.94% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	745,000	585,967
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	5,000	5,015
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	25,000	24,689
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	15,000	13,529
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,255,000	1,320,097
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2037	250,000	265,672
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2038	1,000,000	1,059,828
Philadelphia, PA, Redevelopment Authority City Agreement Rev., “A”, 5%, 4/15/2028	1,000,000	1,046,163
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,000,000	1,001,476
		$6,399,843
Student Loan Revenue – 2.7%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$820,000	$807,839
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	325,000	349,489
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2030	400,000	430,028
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	970,000	812,474
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	1,935,000	1,930,322
		$4,330,152
Tax - Other – 2.4%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2042	$1,000,000	$974,436
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	300,000	287,890
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	500,000	471,489
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2035	115,000	117,452
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	60,000	61,112
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	185,000	185,188
Lancaster County, PA, Convention Center Authority Hotel Room Rental Tax Rev., “B”, 4%, 5/01/2049	500,000	448,709
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	1,320,000	1,232,993
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	105,000	86,292
		$3,865,561

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – 0.3%
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	$500,000	$482,436
Tobacco – 0.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	$610,000	$539,322
Toll Roads – 2.4%
Delaware River Port Authority Rev., 5%, 1/01/2029 (Prerefunded 1/01/2024)	$1,145,000	$1,168,007
Pennsylvania Turnpike Commission Rev., “B”, 5%, 12/01/2046	1,000,000	1,055,434
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	1,500,000	1,404,358
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	140,000	142,586
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	110,000	111,748
		$3,882,133
Transportation - Special Tax – 1.6%
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	$90,000	$96,250
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	215,000	227,108
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	85,000	88,146
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	85,000	86,451
Southeastern Pennsylvania Transportation Authority Rev. (Asset Improvement Program), 5.25%, 6/01/2047	2,000,000	2,193,661
		$2,691,616
Universities - Colleges – 15.7%
Adams County, PA, General Obligation (Gettysburg College), 5%, 8/15/2033	$2,100,000	$2,288,287
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 5%, 3/01/2032 (Prerefunded 3/01/2025)	500,000	523,391
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 4%, 3/01/2041	2,000,000	1,859,442
Clemson University, SC, Athletic Facilities Rev., “A”, 3%, 5/01/2048	1,500,000	1,132,285
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2039	1,200,000	1,160,132
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2036	300,000	270,158
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2041	920,000	771,108
Indiana County, PA, Industrial Development Authority Refunding Rev. (Foundation for Indiana University of Pennsylvania Project), BAM, 4%, 5/01/2054	2,750,000	2,513,969
Lancaster, PA, Higher Education Authority, College Rev. (Harrisburg Area Community College Project), AGM, 5%, 10/01/2028	500,000	549,453
Lancaster, PA, Higher Education Authority, College Rev. (Harrisburg Area Community College Project), AGM, 5%, 10/01/2030	390,000	442,417
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	95,000	68,746
Montgomery County, PA, Industrial Development Authority Rev. (Germantown Academy Project), “A”, 4%, 10/01/2046	625,000	507,229
Northampton County, PA, General Purpose Authority College Rev. (Lafayette College), 4%, 11/01/2038	1,000,000	993,208
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	1,000,000	967,706
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2027	600,000	646,587
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2046	1,750,000	1,854,396
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 4%, 3/01/2037	750,000	733,972
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	750,000	784,454
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), “A”, 4%, 7/15/2051	1,250,000	1,025,398
Pennsylvania Public School Building Authority Rev. (Montgomery County Community College), 5%, 5/01/2033	1,000,000	1,029,586
Pennsylvania State University, Tax-Exempt, “A”, 5.25%, 9/01/2052	3,000,000	3,324,647
Philadelphia, PA, Authority for Industrial Development University Rev. (Saint Joseph's University Project), 5.5%, 11/01/2060	1,000,000	1,054,712
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	25,000	24,931
Wilkes-Barre, PA, Finance Authority Rev. (University of Scranton), “A”, 5%, 11/01/2026	1,000,000	1,046,413
		$25,572,627

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – 1.3%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$1,025,000	$1,050,174
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046 (Prerefunded 7/01/2024)	1,000,000	1,029,760
		$2,079,934
Utilities - Municipal Owned – 1.3%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$95,000	$97,616
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	105,000	107,656
Philadelphia, PA, Gas Works Rev., 5%, 8/01/2031	500,000	519,672
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	15,000	10,800
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	150,000	108,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	245,000	176,400
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	390,000	284,700
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	55,000	40,150
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	25,000	18,062
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	15,000	10,988
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	140,000	102,550
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	65,000	46,800
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	65,000	47,450
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	7,300
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	200,000	146,000
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,931
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	7,263
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	30,000	21,975
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	95,000	68,400
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	105,000	76,912
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	30,000	21,975
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	95,000	69,587
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	80,000	58,200
		$2,063,387
Utilities - Other – 1.1%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$935,000	$974,663
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	280,000	328,001
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	520,000	550,103
		$1,852,767
Water & Sewer Utility Revenue – 10.9%
Allegheny County, PA, Sanitation Authority Sewer Rev., 5%, 6/01/2053	$1,000,000	$1,064,471
Allegheny County, PA, Sanitation Authority Sewer Rev., BAM, 5%, 12/01/2030	500,000	529,557
Beaver County, PA, Aliquippa Water & Sewer Rev., BAM, 4%, 11/15/2046	400,000	378,151
Bucks County, PA, Water & Sewer Authority Sewer System Rev. “A”, AGM, 4.25%, 12/01/2047	2,000,000	1,943,994
Canonsburg-Houston, PA, Joint Authority Sewer Rev., “A”, 5%, 12/01/2040	1,000,000	1,051,113
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2042	500,000	500,211
Erie, PA, Water Authority Rev., “A”, AGM, 5%, 12/01/2043	1,000,000	1,058,705
Erie, PA, Water Authority Rev., “A”, AGM, 4%, 12/01/2050	995,000	941,424
Erie, PA, Water Authority Rev., “D”, BAM, 4%, 12/01/2041	1,500,000	1,483,782
Florida Capital Region Water Sewer System Rev., 5%, 7/15/2042	1,000,000	1,065,745
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	205,000	203,172
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2031	1,000,000	1,000,036
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2032	500,000	496,687
Philadelphia, PA, Water and Wastewater Rev., “A”, 5%, 10/01/2037	1,000,000	1,067,152
Philadelphia, PA, Water and Wastewater Rev., “A”, 5%, 10/01/2038	1,000,000	1,074,719
Pittsburgh, PA, Water & Sewer Authority Rev., “B”, AGM, 5%, 9/01/2033	675,000	759,224
Pittsburgh, PA, Water & Sewer Authority Rev., “B”, AGM, 5%, 9/01/2034	500,000	558,205

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Pittsburgh, PA, Water & Sewer System Authority Subordinate Refunding Rev., “B”, AGM, 4%, 9/01/2034	$2,500,000	$2,559,799
		$17,736,147
Total Municipal Bonds		$155,752,751
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$270,000	$231,310
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	492,082	124,869
Total Bonds		$356,179
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$289,308	$126,572
Investment Companies (h) – 4.1%
Money Market Funds – 4.1%
MFS Institutional Money Market Portfolio, 4.02% (v)	6,623,252	$6,625,239

Other Assets, Less Liabilities – 0.2%		390,535
Net Assets – 100.0%		$163,251,276
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,625,239 and $156,235,502, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,660,543, representing 1.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
ETM	Escrowed to Maturity
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$155,879,323	$—	$155,879,323
U.S. Corporate Bonds	—	356,179	—	356,179
Mutual Funds	6,625,239	—	—	6,625,239
Total	$6,625,239	$156,235,502	$—	$162,860,741
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$12,967,834	$45,164,608	$51,507,487	$(1,667)	$1,951	$6,625,239

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$110,142	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2022, are as follows:
Pennsylvania	83.6%
Puerto Rico	2.8%
Illinois	1.3%
California	1.3%
New York	1.1%
Virginia	0.8%
New Jersey	0.8%
Tennessee	0.8%
South Carolina	0.7%
Texas	0.7%
Michigan	0.7%
Alabama	0.6%
Guam	0.6%
New Hampshire	0.3%
Wisconsin	0.3%
Colorado	0.2%
Indiana	0.1%
U.S. Virgin Islands (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.